Annual Total Returns [BarChart] - First Trust Long-Short Equity ETF - First Trust Long-Short Equity ETF	Mar. 01, 2021
Bar Chart Table:
2015	5.19%
2016	6.84%
2017	14.10%
2018	(4.79%)
2019	16.48%
2020	2.36%